Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit (loss) for the year	$ 2,915	$ (944)
Depreciation and amortization	1,583	1,510
Provision for (recovery of) income taxes	1,617	(192)
(Impairment reversal) asset impairment	(215)	1,244
Gain on sale of investments and assets	(4)	(75)
Loss on debt redemption or purchase	0	11
Net finance expense	210	268
Income taxes paid	(849)	(233)
Remeasurement of decommissioning and restoration provisions for closed operations	35	169
QB2 variable consideration to IMSA and ENAMI	141	(56)
Other	179	102
Net change in non-cash working capital items	(874)	(241)
Net cash from operating activities	4,738	1,563
Investing activities
Expenditures on property, plant and equipment	(4,046)	(3,129)
Capitalized production stripping costs	(667)	(499)
Expenditures on investments and other assets	(160)	(190)
Proceeds from investments and assets	54	146
Net cash used in investing activities	(4,819)	(3,672)
Financing activities
Proceeds from debt	1,639	2,426
Revolving credit facilities	(335)	363
Redemption, purchase or repayment of debt	(155)	(457)
Repayment of lease liabilities	(139)	(163)
QB2 advances from SMM/SC	326	41
Interest and finance charges paid	(400)	(363)
Issuance of Class B subordinate voting shares	50	1
Purchase and cancellation of Class B subordinate voting shares	0	(207)
Dividends paid	(106)	(106)
Contributions from non-controlling interests	113	2
Distributions to non-controlling interests	(57)	(9)
Other liabilities	120	0
Net cash used in financing activities	1,056	1,528
Effect of exchange rate changes on cash and cash equivalents	2	5
Net increase (decrease) in cash and cash equivalents	977	(576)
Cash and cash equivalents at beginning of year	450	1,026
Cash and cash equivalents at end of year	$ 1,427	$ 450